                             [LOGO Nationwide/(R)/]

                                 Nationwide/(R)/
                             VLI Separate Account-5

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

WR-0113-12/04

                        NATIONWIDE VLI SEPARATE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2004

Assets:
  Investments at fair value:
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         1,090,407 shares (cost $7,184,369) ..................................................   $     8,388,066
    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         667,216 shares (cost $4,497,890) ....................................................         5,123,083
    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
         721,895 shares (cost $4,096,089) ....................................................         3,953,244
    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         1,158,224 shares (cost $ 10,371,012) ................................................        11,856,619
    W & R Target Funds, Inc. - Dividend Income (WRDiv)
         59,062 shares (cost $300,959) .......................................................           322,746
    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         1,830,722 shares (cost $13,822,958) .................................................        15,328,267
    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
         1,163,924 shares (cost $3,862,152) ..................................................         3,989,465
    W & R Target Funds, Inc. - International II (WRInt2)
         23,174 shares (cost $405,287) .......................................................           444,206
    W & R Target Funds, Inc. - International Portfolio (WRIntl)
         422,437 shares (cost $2,286,626) ....................................................         2,810,643
    W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
         172,036 shares (cost $978,570) ......................................................           956,400
    W & R Target Funds, Inc. - Micro Cap Growth (WRMicCpGrw)
         13,722 shares (cost $176,775) .......................................................           203,079
    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
         1,110,001 shares (cost $1,110,001) ..................................................         1,110,001
    W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
         10,001 shares (cost $52,076) ........................................................            50,796
    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
         24,668 shares (cost $149,026) .......................................................           160,775
    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         535,491 shares (cost $5,975,703) ....................................................         7,711,817
    W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)
         932,107 shares (cost $6,851,906) ....................................................         9,023,726
    W & R Target Funds, Inc. - Small Cap Value (WRSmCpVal)
         31,626 shares (cost $501,428) .......................................................           526,030
    W & R Target Funds, Inc. - Value Portfolio (WRValue)
         999,498 shares (cost $4,986,604) ....................................................         6,219,377
                                                                                                 ---------------
           Total Investments .................................................................        78,178,340
Accounts Receivable ..........................................................................               164
                                                                                                 ---------------
           Total Assets ......................................................................        78,178,504
Accounts Payable .............................................................................                 -
                                                                                                 ---------------
Contract Owners Equity (note 7) ..............................................................   $    78,178,504
                                                                                                 ===============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                       Total            WRAsStrat           WRBal               WRBnd
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $       838,674            105,814             72,064            168,196
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           838,674            105,814             72,064            168,196
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         7,961,706            297,853            236,433            441,522
  Cost of mutual fund shares sold ................        (7,831,437)          (276,066)          (216,091)          (421,201)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           130,269             21,787             20,342             20,321
  Change in unrealized gain (loss)
   on investments ................................         5,695,943            780,583            312,465            (90,006)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         5,826,212            802,370            332,807            (69,685)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           132,128             56,450                  -             44,128
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     6,797,014            964,634            404,871            142,639
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    WRCoreEq              WRDiv            WRGrowth            WRHiInc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................            71,532              1,976             41,406            260,106
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) ..................            71,532              1,976             41,406            260,106
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           565,678             26,307            384,244            185,970
  Cost of mutual fund shares sold ................          (579,280)           (26,382)          (407,491)          (193,975)
                                                     ---------------    ---------------    ---------------    ---------------
   Realized gain (loss) on investments ...........           (13,602)               (75)           (23,247)            (8,005)
  Change in unrealized gain (loss)
   on investments ................................           976,201             21,787            504,385             74,915
                                                     ---------------    ---------------    ---------------    ---------------
   Net gain (loss) on investments ................           962,599             21,712            481,138             66,910
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in contract
    owners' equity resulting from operations .....         1,034,131             23,688            522,544            327,016
                                                     ===============    ===============    ===============    ===============

Investment activity:                                      WRInt2             WRIntl            WRLTBond          WRMicCpGrw
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $         4,212             17,134             26,086                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................             4,212             17,134             26,086                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........            78,855            200,104            224,923             14,940
  Cost of mutual fund shares sold ................           (79,885)          (196,720)          (223,462)           (16,828)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            (1,030)             3,384              1,461             (1,888)
  Change in unrealized gain (loss)
   on investments ................................            38,864            316,891            (13,177)            26,255
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            37,834            320,275            (11,716)            24,367
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................             3,326                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $        45,372            337,409             14,370             24,367
                                                     ===============    ===============    ===============    ===============

Investment activity:                                      WRMMkt            WRMortSec         WRRealEstS         WRSciTech
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................             6,928                976                846                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................             6,928                976                846                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         4,283,024              1,907              2,224            309,967
  Cost of mutual fund shares sold ................        (4,283,024)            (1,867)            (1,933)          (283,000)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........                 -                 40                291             26,967
  Change in unrealized gain (loss)
   on investments ................................                 -             (1,279)            11,749          1,009,334
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............                 -             (1,239)            12,040          1,036,301
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                662              1,954                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...             6,928                399             14,840          1,036,301
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                     WRSmCap           WRSmCpVal           WRValue
                                                     ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -             61,398
  Mortality and expense risk charges .............                 -                  -                  -
                                                     ---------------    ---------------    ---------------
    Net investment income (loss) .................                 -                  -             61,398
                                                     ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           407,819             34,228            265,708
  Cost of mutual fund shares sold ................          (357,157)           (33,493)          (233,582)
                                                     ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            50,662                735             32,126
  Change in unrealized gain (loss)
   on investments ................................         1,054,480             24,600            647,896
                                                     ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         1,105,142             25,335            680,022
                                                     ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -             25,608                  -
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     1,105,142             50,943            741,420
                                                     ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT- 5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                   Total                               WRAsStrat
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       838,674            601,485            105,814             62,910
  Realized gain (loss) on investments ............           130,269           (277,056)            21,787              9,688
  Change in unrealized gain (loss) on investments          5,695,943          8,267,549            780,583            453,772
  Reinvested capital gains .......................           132,128             25,360             56,450             25,360
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         6,797,014          8,617,338            964,634            551,730
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................        24,299,994         23,220,349          2,186,668          1,497,290
  Transfers between funds ........................                 -                  -            518,720          1,223,982
  Surrenders (note 6) ............................        (1,807,323)          (915,174)           (90,127)           (88,420)
  Death benefits (note 4) ........................          (384,174)          (123,581)           (62,478)            (4,440)
  Net policy repayments (loans) (note 5) .........          (440,138)          (371,201)           (46,742)           (29,885)
  Deductions for surrender charges (note 2d) .....          (738,310)          (385,194)           (50,949)           (37,216)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (7,230,680)        (5,890,411)          (754,982)          (593,266)
  Asset charges (note 3) .........................          (318,092)          (213,343)           (32,072)           (21,061)
  Adjustments to maintain reserves ...............            15,282              9,930              4,355             (1,231)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        13,396,559         15,331,375          1,672,393          1,945,753
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        20,193,573         23,948,713          2,637,027          2,497,483
Contract owners' equity beginning of period ......        57,984,931         34,036,218          5,751,012          3,253,529
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    78,178,504         57,984,931          8,388,039          5,751,012
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................         6,126,555          4,310,236            533,948            336,733
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         3,140,601          3,612,604            248,942            273,815
  Units redeemed .................................        (1,781,682)        (1,796,285)           (95,518)           (76,600)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         7,485,474          6,126,555            687,372            533,948
                                                     ===============    ===============    ===============    ===============

                                                                   WRBal                                 WRBnd
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            72,064             24,737            168,196            166,488
  Realized gain (loss) on investments ............            20,342            (17,700)            20,321             17,985
  Change in unrealized gain (loss) on investments            312,465            519,626            (90,006)           (53,261)
  Reinvested capital gains .......................                 -                  -             44,128                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           404,871            526,663            142,639            131,212
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................         1,043,624            912,968            871,456            830,638
  Transfers between funds ........................           558,314            664,471            (21,428)           422,122
  Surrenders (note 6) ............................           (66,279)           (94,150)          (139,182)           (47,547)
  Death benefits (note 4) ........................           (64,354)            (3,639)           (30,068)              (100)
  Net policy repayments (loans) (note 5) .........           (32,848)            (8,944)           (29,928)           (40,044)
  Deductions for surrender charges (note 2d)                 (28,222)           (39,627)           (48,093)           (20,012)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (482,786)          (377,765)          (420,588)          (389,097)
  Asset charges (note 3) .........................           (20,224)           (13,623)           (17,412)           (14,441)
  Adjustments to maintain reserves ...............               517                103              2,467                619
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           907,742          1,039,794            167,224            742,138
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,312,613          1,566,457            309,863            873,350
Contract owners' equity beginning
  of period ......................................         3,810,493          2,244,036          3,643,405          2,770,055
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         5,123,106          3,810,493          3,953,268          3,643,405
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................           362,437            254,190            291,704            231,061
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           150,700            163,665             82,890            113,332
  Units redeemed .................................           (65,817)           (55,418)           (69,904)           (52,689)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           447,320            362,437            304,690            291,704
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  WRCoreEq                               WRDiv
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        71,532             68,398              1,976                  -
  Realized gain (loss) on investments ............           (13,602)          (145,182)               (75)                 -
  Change in unrealized gain (loss) on investments            976,201          1,408,147             21,787                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,034,131          1,331,363             23,688                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................         2,382,644          2,275,136             64,132                 25
  Transfers between funds ........................           348,140          1,132,652            248,320                 19
  Surrenders (note 6) ............................          (331,051)          (142,692)              (289)                 -
  Death benefits (note 4) ........................           (60,086)            (5,055)                 -                  -
  Net policy repayments (loans) (note 5) .........           (66,852)           (21,592)              (504)                 -
  Deductions for surrender charges (note 2d) .....          (126,988)           (60,058)              (122)                 -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (1,060,078)          (934,143)           (12,038)                (4)
  Asset charges (note 3) .........................           (49,560)           (35,587)              (488)                 -
  Adjustments to maintain reserves ...............             1,871                756                 25                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................         1,038,040          2,209,417            299,036                 40
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,072,171          3,540,780            322,724                 40
Contract owners' equity beginning of period ......         9,784,445          6,243,665                 40                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    11,856,616          9,784,445            322,764                 40
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................         1,223,264            915,372                  4                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           357,620            471,745             30,656                  4
  Units redeemed .................................          (228,010)          (163,853)            (1,308)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,352,874          1,223,264             29,352                  4
                                                     ===============    ===============    ===============    ===============

                                                                  WRGrowth                              WRHiInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            41,406                120            260,106            199,086
  Realized gain (loss) on investments ............           (23,247)           (78,121)            (8,005)            (6,066)
  Change in unrealized gain (loss) on investments            504,385          2,003,528             74,915            178,829
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...           522,544          1,925,527            327,016            371,849
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................         3,888,204          3,140,227            894,372            620,938
  Transfers between funds ........................         1,020,572          1,896,321            446,558            743,965
  Surrenders (note 6) ............................          (333,828)          (161,353)          (105,170)           (33,459)
  Death benefits (note 4) ........................           (49,858)           (20,559)            (5,052)                 -
  Net policy repayments (loans) (note 5) .........          (105,904)           (42,123)           (11,098)           (15,381)
  Deductions for surrender charges (note 2d) .....          (158,127)           (67,913)           (30,581)           (14,083)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (1,470,996)        (1,190,747)          (337,786)          (238,350)
  Asset charges (note 3) .........................           (65,616)           (42,926)           (15,540)            (9,583)
  Adjustments to maintain reserves ...............             2,229              1,050                382                817
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................         2,726,676          3,511,977            836,085          1,054,864
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,249,220          5,437,504          1,163,101          1,426,713
Contract owners' equity beginning of period ......        12,079,053          6,641,549          2,826,390          1,399,677
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        15,328,273         12,079,053          3,989,491          2,826,390
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................         1,437,097            972,361            218,833            129,758
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           592,716            666,664            100,782            115,214
  Units redeemed .................................          (264,527)          (201,928)           (38,459)           (26,139)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,765,286          1,437,097            281,156            218,833
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   WRInt2                                WRIntl
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $         4,212                 20             17,134             29,597
  Realized gain (loss) on investments ............            (1,030)                 -              3,384            (23,693)
  Change in unrealized gain (loss) on investments             38,864                 56            316,891            381,709
  Reinvested capital gains .......................             3,326                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...            45,372                 76            337,409            387,613
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................            80,344              1,131            554,482            484,640
  Transfers between funds ........................           334,254                138            188,984            254,886
  Surrenders (note 6) ............................               (45)                 -            (90,655)           (17,396)
  Death benefits (note 4) ........................                 -                  -            (19,552)            (4,755)
  Net policy repayments (loans) (note 5) .........            (1,504)                 -            (12,248)            (8,652)
  Deductions for surrender charges (note 2d) .....              (149)                 -            (26,029)            (7,322)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (14,734)                (2)          (228,238)          (177,676)
  Asset charges (note 3) .........................              (672)                (1)           (10,904)            (6,818)
  Adjustments to maintain reserves ...............                14                  -                141                 81
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           397,508              1,266            355,981            516,988
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           442,880              1,342            693,390            904,601
Contract owners' equity beginning of period ......             1,342                  -          2,117,279          1,212,678
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       444,222              1,342          2,810,669          2,117,279
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................               124                  -            262,213            187,574
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            34,777                125             90,380            109,591
  Units redeemed .................................            (1,447)                (1)           (47,251)           (34,952)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            33,454                124            305,342            262,213
                                                     ===============    ===============    ===============    ===============

                                                                  WRLTBond                             WRMicCpGrw
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            26,086             21,156                  -                  -
  Realized gain (loss) on investments ............             1,461              9,218             (1,888)                (1)
  Change in unrealized gain (loss) on investments            (13,177)           (10,253)            26,255                 50
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...            14,370             20,121             24,367                 49
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................           269,402            216,202             57,024                759
  Transfers between funds ........................            68,354            261,532            129,908                298
  Surrenders (note 6) ............................           (40,731)            (6,969)                 -                  -
  Death benefits (note 4) ........................                 -            (23,432)                 -                  -
  Net policy repayments (loans) (note 5) .........             4,752             (5,455)                (6)                 -
  Deductions for surrender charges (note 2d) .....           (17,045)            (2,934)               (99)                 -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (106,974)           (87,064)            (8,820)               (30)
  Asset charges (note 3) .........................            (4,474)            (3,069)              (376)                 -
  Adjustments to maintain reserves ...............               655                  5                 27                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           173,939            348,816            177,658              1,027
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           188,309            368,937            202,025              1,076
Contract owners' equity beginning of period ......           768,118            399,181              1,076                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           956,427            768,118            203,101              1,076
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................            63,722             34,161                101                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            33,637             41,959             18,121                104
  Units redeemed .................................           (19,275)           (12,398)              (906)                (3)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            78,084             63,722             17,316                101
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  WRMMkt                               WRMortSec
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $         6,928              7,049                976                  -
  Realized gain (loss) on investments ............                 -                  -                 40                  -
  Change in unrealized gain (loss) on investments                  -                  -             (1,279)                 -
  Reinvested capital gains .......................                 -                  -                662                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...             6,928              7,049                399                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................         6,875,228          9,188,402              5,250                  -
  Transfers between funds ........................        (6,222,170)        (9,142,650)            45,836                  -
  Surrenders (note 6) ............................           (23,940)          (104,996)                 -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........           (12,954)          (112,514)                 -                  -
  Deductions for surrender charges (note 2d) .....            (8,972)           (44,193)                 -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (326,162)          (360,574)              (640)                 -
  Asset charges (note 3) .........................            (8,146)            (9,377)               (50)                 -
  Adjustments to maintain reserves ...............               (60)             6,099                 11                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           272,824           (579,803)            50,407                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           279,752           (572,754)            50,806                  -
Contract owners' equity beginning of period ......           830,174          1,402,928                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     1,109,926            830,174             50,806                  -
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................            78,441            133,242                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           657,981            874,996              4,906                  -
  Units redeemed .................................          (632,270)          (929,797)               (66)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           104,152             78,441              4,840                  -
                                                     ===============    ===============    ===============    ===============

                                                                 WRRealEstS                            WRSciTech
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................               846                  -                  -                  -
  Realized gain (loss) on investments ............               291                  -             26,967            (20,049)
  Change in unrealized gain (loss) on investments             11,749                  -          1,009,334          1,088,736
  Reinvested capital gains .......................             1,954                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...            14,840                  -          1,036,301          1,068,687
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................            28,964                  -          1,876,842          1,490,209
  Transfers between funds ........................           120,266                  -            635,046            814,388
  Surrenders (note 6) ............................               (42)                 -           (216,571)           (67,937)
  Death benefits (note 4) ........................                 -                  -            (30,464)              (168)
  Net policy repayments (loans) (note 5) .........                 -                  -            (38,016)           (24,441)
  Deductions for surrender charges (note 2d) .....               (72)                 -            (98,243)           (28,595)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (3,048)                 -           (705,662)          (543,126)
  Asset charges (note 3) .........................              (136)                 -            (31,460)           (18,650)
  Adjustments to maintain reserves ...............                12                  -              1,617              1,927
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           145,944                  -          1,393,089          1,623,607
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           160,784                  -          2,429,390          2,692,294
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity beginning of period ......                 -                  -          5,282,441          2,590,147
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           160,784                  -          7,711,831          5,282,441
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................                 -                  -            622,777            398,372
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            12,387                  -            287,921            318,499
  Units redeemed .................................              (267)                 -           (128,598)           (94,094)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            12,120                  -            782,100            622,777
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  WRSmCap                              WRSmCpVal
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $             -                  -                  -                  -
  Realized gain (loss) on investments ............            50,662            (14,261)               735                  1
  Change in unrealized gain (loss) on investments          1,054,480          1,506,498             24,600                  3
  Reinvested capital gains .......................                 -                  -             25,608                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,105,142          1,492,237             50,943                  4
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................         1,934,128          1,584,036            108,080                 24
  Transfers between funds ........................           462,390          1,074,512            388,128                 88
  Surrenders (note 6) ............................          (248,758)           (74,453)              (183)                 -
  Death benefits (note 4) ........................           (30,312)           (10,252)                 -                  -
  Net policy repayments (loans) (note 5) .........           (53,494)           (29,144)            (1,130)                 -
  Deductions for surrender charges (note 2d) .....           (91,357)           (31,337)              (393)                 -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (774,562)          (612,544)           (18,824)                (7)
  Asset charges (note 3) .........................           (36,666)           (23,139)              (698)                 -
  Adjustments to maintain reserves ...............               948               (864)                18                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................         1,162,317          1,876,815            474,998                105
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,267,459          3,369,052            525,941                109
Contract owners' equity beginning of period ......         6,756,292          3,387,240                109                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,023,751          6,756,292            526,050                109
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................           643,039            437,696                 10                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           227,817            291,589             43,858                 11
  Units redeemed .................................          (119,416)           (86,246)            (1,848)                (1)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           751,440            643,039             42,020                 10
                                                     ===============    ===============    ===============    ===============

                                                                  WRValue
                                                     ----------------------------------
Investment activity:                                      2004               2003
                                                     ---------------    ---------------
  Net investment income (loss) ...................            61,398             21,924
  Realized gain (loss) on investments ............            32,126             (8,875)
  Change in unrealized gain (loss) on investments            647,896            790,109
  Reinvested capital gains .......................                 -                  -
                                                     ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...           741,420            803,158
                                                     ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................         1,179,150            977,724
  Transfers between funds ........................           729,808            653,276
  Surrenders (note 6) ............................          (120,472)           (75,802)
  Death benefits (note 4) ........................           (31,950)           (51,181)
  Net policy repayments (loans) (note 5) .........           (31,662)           (33,026)
  Deductions for surrender charges (note 2d)                 (52,869)           (31,904)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (503,762)          (386,016)
  Asset charges (note 3) .........................           (23,598)           (15,068)
  Adjustments to maintain reserves ...............                53                568
                                                     ---------------    ---------------
    Net equity transactions ......................         1,144,698          1,038,571
                                                     ---------------    ---------------
Net change in contract owners' equity ............         1,886,118          1,841,729
Contract owners' equity beginning of period                4,333,262          2,491,533
                                                     ---------------    ---------------
Contract owners' equity end of period ............         6,219,380          4,333,262
                                                     ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................           388,841            279,716
                                                     ---------------    ---------------
  Units purchased ................................           164,510            171,291
  Units redeemed .................................           (66,795)           (62,166)
                                                     ---------------    ---------------
  Ending units ...................................           486,556            388,841
                                                     ===============    ===============

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses and note 3 for asset charges.

          Contract owners may invest in the following funds:

               Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;
                    W & R Target Funds, Inc. - Asset Strategy Portfolio
                     (WRAsStrat)
                    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
                    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq) W & R Target Funds, Inc. - Dividend Income (WRDiv)
                    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc) W & R Target Funds, Inc. - International II (WRInt2)
                    W & R Target Funds, Inc. - International Portfolio (WRIntl) W & R Target Funds, Inc. - Limited-Term Bond Portfolio
                     (WRLTBond)
                    W & R Target Funds, Inc. - Micro Cap Growth (WRMicCpGrw)
                    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt) W & R Target Funds, Inc. - Mortgage Securities Portfolio
                     (WRMortSec)
                    W & R Target Funds, Inc. - Real Estate Securities Portfolio
                     (WRRealEstS)
                    W & R Target Funds, Inc. - Science & Technology Portfolio
                     (WRSciTech)
                    W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)
                    W & R Target Funds, Inc. - Small Cap Value (WRSmCpVal)
                    W & R Target Funds, Inc. - Value Portfolio (WRValue)

          At December 31, 2004, contract owners were invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50 per month). The charges are assessed against each contract by liquidating units.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

          For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000; $8 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of specified amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $7.50 per month. If there is an increase in the specified amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the specified amount increase will be assessed for three policy years. The charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year to 0% of the initial surrender charge after the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For Select Life contracts, the Company deducts a monthly charge of 0.50% on the first $25,000 of cash value attributable to the variable account, 0.25% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.08% of cash value attributable to the variable account in excess of $250,000.

     For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% on $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is 0.60% of the first $25,000 of cash value attributable to the variable account and 0.10% of cash value attributable to the variable account in excess of $25,000.

     The above charges are assessed against each contract by liquidating units.

(4)  Death Benefits

     For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged 3.9% on the outstanding loan balance and are due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

     For the periods ended December 31, 2004 and 2003, total transfers into the Account from the fixed account were $377,885 and $107,722, respectively, and total transfers from the Account to the fixed account were $687,753 and $661,972, respectively.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the three year period ended December 31, 2004 and the period January 5, 2001 (commencement of operations) through December 31, 2001.

                                         Contract                                            Investment
                                         Expense                   Unit         Contract       Income         Total
                                           Rate*      Units     Fair Value   Owners' Equity    Ratio**      Return***
                                         --------   --------   -----------   --------------  ----------    -----------
     W & R Target Funds, Inc. - Asset Strategy Portfolio
       2004 ..........................     0.00%      687,372  $ 12.203056   $   8,388,039         1.56%         13.30%
       2003 ..........................     0.00%      533,948    10.770735       5,751,012         1.39%         11.47%
       2002 ..........................     0.00%      336,733     9.662043       3,253,529         2.32%          3.28%
       2001 ..........................     0.00%      121,796     9.354930       1,139,393         4.58%         -9.96%
     W & R Target Funds, Inc. - Balanced Portfolio
       2004 ..........................     0.00%      447,320    11.452888       5,123,106         1.65%          8.93%
       2003 ..........................     0.00%      362,437    10.513531       3,810,493         0.86%         19.09%
       2002 ..........................     0.00%      254,190     8.828185       2,244,036         2.57%         -8.41%
       2001 ..........................     0.00%      104,565     9.639210       1,007,924         4.79%         -5.94%
     W & R Target Funds, Inc. - Bond Portfolio
       2004 ..........................     0.00%      304,690    12.974723       3,953,268         4.45%          3.88%
       2003 ..........................     0.00%      291,704    12.490076       3,643,405         5.06%          4.18%
       2002 ..........................     0.00%      231,061    11.988413       2,770,055         6.55%          8.98%
       2001 ..........................     0.00%       63,596    11.000810         699,608         8.61%          7.47%
     W & R Target Funds, Inc. - Core Equity Portfolio
       2004 ..........................     0.00%    1,352,874     8.764021      11,856,616         0.68%          9.57%
       2003 ..........................     0.00%    1,223,264     7.998637       9,784,445         0.90%         17.27%
       2002 ..........................     0.00%      915,372     6.820904       6,243,665         0.79%        -21.63%
       2001 ..........................     0.00%      344,299     8.703605       2,996,642         0.45%        -14.91%
     W & R Target Funds, Inc. - Dividend Income
       2004 ..........................     0.00%       29,352    10.996320         322,764         1.86%          9.96%
       2003 ..........................     0.00%            4    10.000000              40         0.00%          0.00% 11/21/03
     W & R Target Funds, Inc. - Growth Portfolio
       2004 ..........................     0.00%    1,765,286     8.683167      15,328,273         0.31%          3.31%
       2003 ..........................     0.00%    1,437,097     8.405176      12,079,053         0.00%         23.06%
       2002 ..........................     0.00%      972,361     6.830333       6,641,549         0.02%        -21.30%
       2001 ..........................     0.00%      340,198     8.678660       2,952,463         1.71%        -14.34%
     W & R Target Funds, Inc. - High Income Portfolio
       2004 ..........................     0.00%      281,156    14.189601       3,989,491         7.82%          9.86%
       2003 ..........................     0.00%      218,833    12.915738       2,826,390         9.62%         19.74%
       2002 ..........................     0.00%      129,758    10.786828       1,399,677        12.82%         -2.02%
       2001 ..........................     0.00%       31,247    11.009645         344,018        17.47%          9.18%
     W & R Target Funds, Inc. - International II
       2004 ..........................     0.00%       33,454    13.278601         444,222         2.94%         22.68%
       2003 ..........................     0.00%          124    10.824073           1,342        10.65%          8.24% 11/21/03
     W & R Target Funds, Inc. - International Portfolio
       2004 ..........................     0.00%      305,342     9.204986       2,810,669         0.72%         14.00%
       2003 ..........................     0.00%      262,213     8.074653       2,117,279         1.98%         24.90%
       2002 ..........................     0.00%      187,574     6.465064       1,212,678         0.65%        -18.15%
       2001 ..........................     0.00%       70,992     7.898920         560,760         8.36%        -22.23%
     W & R Target Funds, Inc. - Limited-Term Bond Portfolio
       2004 ..........................     0.00%       78,084    12.248689         956,427         2.87%          1.61%
       2003 ..........................     0.00%       63,722    12.054200         768,118         3.05%          3.16%
       2002 ..........................     0.00%       34,161    11.685285         399,181         4.08%          5.43%
       2001 ..........................     0.00%        4,470    11.083054          49,541         6.93%          9.21%
     W & R Target Funds, Inc. - Micro Cap Growth
       2004 ..........................     0.00%       17,316    11.729102         203,101         0.00%         10.05%
       2003 ..........................     0.00%          101    10.657894           1,076         0.00%          6.58% 11/21/03

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                         Contract                                            Investment
                                         Expense                   Unit         Contract       Income         Total
                                           Rate*      Units     Fair Value   Owners' Equity    Ratio**      Return***
                                         --------   --------   -----------   --------------  ----------    -----------
     W & R Target Funds, Inc. - Money Market Portfolio
       2004 ..........................     0.00%      104,152  $ 10.656792   $   1,109,926         0.72%          0.69%
       2003 ..........................     0.00%       78,441    10.583415         830,174         0.57%          0.52%
       2002 ..........................     0.00%      133,242    10.529172       1,402,928         1.45%          1.14%
       2001 ..........................     0.00%       69,373    10.410587         722,214         3.46%          3.59%
     W & R Target Funds, Inc. - Mortgage Securities Portfolio
       2004 ..........................     0.00%        4,840    10.497120          50,806         7.30%          4.97% 05/03/04
     W & R Target Funds, Inc. - Real Estate Securities Portfolio
       2004 ..........................     0.00%       12,120    13.266020         160,784         3.03%         32.66% 05/03/04
     W & R Target Funds, Inc. - Science & Technology Portfolio
       2004 ..........................     0.00%      782,100     9.860415       7,711,831         0.00%         16.25%
       2003 ..........................     0.00%      622,777     8.482074       5,282,441         0.00%         30.46%
       2002 ..........................     0.00%      398,372     6.501829       2,590,147         0.00%        -23.99%
       2001 ..........................     0.00%      145,565     8.553483       1,245,088         0.96%        -11.91%
     W & R Target Funds, Inc. - Small Cap Portfolio
       2004 ..........................     0.00%      751,440    12.008612       9,023,751         0.00%         14.29%
       2003 ..........................     0.00%      643,039    10.506816       6,756,292         0.00%         35.77%
       2002 ..........................     0.00%      437,696     7.738796       3,387,240         0.00%        -21.79%
       2001 ..........................     0.00%      148,567     9.894912       1,470,057         0.00%         -1.93%
     W & R Target Funds, Inc. - Small Cap Value
       2004 ..........................     0.00%       42,020    12.519028         526,050         0.00%         15.02%
       2003 ..........................     0.00%           10    10.884196             109         0.00%          8.84% 11/21/03
     W & R Target Funds, Inc. - Value Portfolio
       2004 ..........................     0.00%      486,556    12.782454       6,219,380         1.21%         14.70%
       2003 ..........................     0.00%      388,841    11.144045       4,333,262         0.68%         25.11%
       2002 ..........................     0.00%      279,716     8.907366       2,491,533         1.28%        -12.69%
       2001 ..........................     0.00%       54,596    10.202567         557,019         0.68%          2.03% 05/01/01
                                                                             -------------
     Contract Owners' Equity Total By Year
       2004 ..............................................................   $  78,178,504
                                                                             =============
       2003 ..............................................................   $  57,984,931
                                                                             =============
       2002 ..............................................................   $  34,036,218
                                                                             =============
       2001 ..............................................................   $  13,744,727
                                                                             =============

     * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-5:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company